UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09837

Tax-Managed Multi-Cap Opportunity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Biotechnology — 5.9%
Arena Pharmaceuticals, Inc.(1)	1,000	$13,030
Celgene Corp.(1)	88,000	5,382,080
Cephalon, Inc.(1)(2)	46,000	3,662,060
Gilead Sciences, Inc.(1)	12,500	1,021,500
		$10,078,670
Capital Markets — 1.3%
E*Trade Financial Corp.(1)	67,000	$1,479,360
FCStone Group, Inc.(1)	15,779	711,002
		$2,190,362
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc.	500	$89,760
		$89,760
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	27,734	$803,731
		$803,731
Communications Equipment — 6.3%
CommScope, Inc.(1)	109,000	$5,084,850
Research in Motion, Ltd.(1)	25,455	3,349,369
Riverbed Technology, Inc.(1)(2)	74,000	2,361,340
		$10,795,559
Computer Peripherals — 3.2%
Apple, Inc.(1)	24,000	$2,395,200
Brocade Communications Systems, Inc.(1)	316,000	3,087,320
		$5,482,520
Construction & Engineering — 5.4%
Fluor Corp.	8,800	$841,456
Foster Wheeler, Ltd.(1)	122,600	8,438,558
		$9,280,014
Containers & Packaging — 1.5%
Owens-Illinois, Inc.(1)	86,100	$2,590,749
		$2,590,749

Security	Shares	Value
Diversified Consumer Services — 2.8%
Apollo Group, Inc., Class A(1)(2)	52,000	$2,459,600
Bright Horizons Family Solutions, Inc.(1)	100	3,862
Capella Education Co.(1)	100	3,495
DeVry, Inc.	71,000	2,342,290
		$4,809,247
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc.(1)	893	$18,280
		$18,280
Electrical Equipment — 0.6%
General Cable Corp.(1)	18,000	$1,033,920
		$1,033,920
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc.(2)	36,000	$820,080
		$820,080
Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	20,000	$1,712,000
Hornbeck Offshore Services, Inc.(1)	30,000	948,900
		$2,660,900
Food & Staples Retailing — 1.6%
Shoppers Drug Mart Corp.	33,000	$1,510,628
Susser Holdings Corp.(1)(2)	77,232	1,170,065
		$2,680,693
Food Products — 4.6%
Dean Foods Co.	72,000	$2,622,960
Pilgrim's Pride Corp.	146,000	5,330,460
		$7,953,420
Health Care Equipment & Supplies — 1.2%
American Medical Systems Holdings, Inc.(1)(2)	47,000	$833,310
Thoratec Corp.(1)	60,625	1,189,462
		$2,022,772

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 1.4%
DaVita, Inc.(1)(2)	16,075	$877,856
Henry Schein, Inc.(1)	28,000	1,459,640
		$2,337,496
Hotels, Restaurants & Leisure — 1.7%
Cheesecake Factory, Inc.(1)(2)	45,000	$1,242,000
Scientific Games Corp., Class A(1)(2)	53,000	1,764,370
		$3,006,370
Insurance — 0.0%
Progressive Corp.	400	$9,228
		$9,228
Internet Software & Services — 4.3%
Ariba, Inc.(1)	223,307	$1,969,568
DealerTrack Holdings, Inc.(1)	32,500	1,072,500
Equinix, Inc.(1)(2)	500	41,735
Google, Inc., Class A(1)	6,642	3,130,906
Skillsoft PLC Sponsored ADR(1)	150,000	1,210,500
Switch and Data Facilities Co., Inc.(1)(2)	3,448	63,202
		$7,488,411
IT Services — 2.1%
MasterCard, Inc., Class A(2)	12,000	$1,340,160
MoneyGram International, Inc.(2)	80,996	2,302,716
WNS Holdings, Ltd. ADR(1)	52	1,382
		$3,644,258
Life Sciences Tools & Services — 1.9%
Cambrex Corp.	133,000	$3,226,580
		$3,226,580
Machinery — 1.2%
Titan International, Inc.(2)	75,000	$2,113,500
		$2,113,500
Media — 2.3%
Comcast Corp., Class A(1)	117,000	$3,119,220
Virgin Media, Inc.	34,000	857,820
		$3,977,040

Security	Shares	Value
Metals & Mining — 10.1%
Aber Diamond Corp.(2)	16,927	$613,434
Blue Pearl Mining, Ltd.(1)	430,000	7,003,574
Bolnisi Gold NL(1)	100	259
Freeport-McMoRan Copper & Gold, Inc.	25,500	1,712,580
Gammon Lake Resources, Inc.(1)	237,000	3,827,550
Golden Star Resources, Ltd.(1)(2)	885,867	3,888,956
United States Steel Corp.	1,000	101,540
Western Copper Corp.(1)	110,000	196,082
		$17,343,975
Multiline Retail — 0.6%
Bon-Ton Stores, Inc. (The)(2)	21,000	$1,043,070
		$1,043,070
Oil, Gas & Consumable Fuels — 9.7%
CNX Gas Corp.(1)	40,000	$1,122,400
ConocoPhillips	23,000	1,595,050
Goodrich Petroleum Corp.(1)(2)	1,000	35,130
Hess Corp.	61,400	3,484,450
Occidental Petroleum Corp.	21,000	1,064,700
Quicksilver Resources, Inc.(1)(2)	61,000	2,553,460
Rosetta Resources, Inc.(1)	40,000	860,400
SXR Uranium One, Inc.(1)(2)	398,909	6,009,894
W&T Offshore, Inc.	1,000	30,350
		$16,755,834
Personal Products — 2.7%
Herbalife, Ltd.	70,730	$2,835,566
Playtex Products, Inc.(1)	118,000	1,795,960
		$4,631,526
Pharmaceuticals — 4.9%
Abbott Laboratories	30,000	$1,698,600
Elan Corp. PLC Sponsored ADR(1)(2)	54,000	749,520
Flamel Technologies SA Sponsored ADR(1)	100	2,891
Ipsen SA	14,500	768,651
Shire Pharmaceuticals Group PLC ADR	75,000	5,241,750
		$8,461,412

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.(2)	43,210	$687,471
MFA Mortgage Investments, Inc.	1,000	7,300
		$694,771
Real Estate Management & Development — 0.0%
Move, Inc.(1)	1,013	$4,700
		$4,700
Semiconductors & Semiconductor Equipment — 2.8%
Applied Micro Circuits Corp.(1)	555,000	$1,559,550
Atheros Communications, Inc.(1)(2)	69,000	1,848,510
MEMC Electronic Materials, Inc.(1)	27,000	1,481,760
Tessera Technologies, Inc.(1)(2)	500	21,395
		$4,911,215
Software — 3.3%
Glu Mobile, Inc.(1)	7,143	$80,252
i2 Technologies, Inc.(1)(2)	133,000	3,386,180
Transaction Systems Architects, Inc., Class A(1)	27,000	856,710
Veraz Networks, Inc.(1)(2)	204,032	1,415,982
		$5,739,124
Specialty Retail — 2.0%
GameStop Corp., Class A(1)	72,000	$2,388,240
OfficeMax, Inc.	20,500	1,009,010
		$3,397,250
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	4,871	$161,133
		$161,133
Thrifts & Mortgage Finance — 0.9%
BankUnited Financial Corp., Class A(2)	500	$10,825
IndyMac Bancorp, Inc.(2)	49,000	1,481,760
		$1,492,585
Tobacco — 3.7%
Lowes Corp. - Carolina Group	82,773	$6,334,618
		$6,334,618

Security	Shares	Value
Wireless Telecommunication Services — 5.1%
NII Holdings, Inc., Class B(1)(2)	58,000	$4,451,500
Philippine Long Distance Telephone Co. ADR	1,000	53,410
Rogers Communications, Inc., Class B(2)	114,000	4,350,240
		$8,855,150
Total Common Stocks (identified cost $127,542,822)		$168,939,923
Short-Term Investments — 25.1%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.29%(3)(4)	43,238	$43,238,478
Investment in Cash Management Portfolio, 4.70%(3)	52	51,706
Total Short-Term Investments (at identified cost, $43,290,184)		$43,290,184
Total Investments — 123.2% (identified cost $170,833,006)		$212,230,107
Other Assets, Less Liabilities — (23.2)%		$(40,034,254)
Net Assets — 100.0%		$172,195,853

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at April 30, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral recieved for securities on loan as of April 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value including $41,304,920 of securities on loan (identified cost, $127,542,822)	$168,939,923
Affiliated Investments, at value (identified cost $43,290,184)	43,290,184
Receivable for investments sold	7,409,516
Dividends and interest receivable	219,662
Interest receivable from affiliated investment	40,741
Total assets	$219,900,026
Liabilities
Collateral for securities loaned	$43,238,478
Payable for investments purchased	3,754,996
Demand note payable	400,000
Payable to affiliate for investment advisory fees	86,942
Payable to affiliate for Trustees' fees	729
Payable for open forward foreign currency contracts	8,640
Accrued expenses	214,388
Total liabilities	$47,704,173
Net Assets applicable to investors' interest in Portfolio	$172,195,853
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$130,800,822
Net unrealized appreciation (computed on the basis of identified cost)	41,395,031
Total	$172,195,853

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $4,051)	$2,082,026
Interest	14,612
Security lending income, net	76,817
Interest income allocated from affiliated investments	239,862
Expenses allocated from affiliated investments	(22,795)
Total investment income	$2,390,522
Expenses
Investment adviser fee	$498,421
Trustees' fees and expenses	4,281
Custodian fee	53,748
Legal and accounting services	16,645
Miscellaneous	1,221
Total expenses	$574,316
Deduct — Reduction of custodian fee	$25
Total expense reductions	$25
Net expenses	$574,291
Net investment income	$1,816,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$20,888,044
Foreign currency transactions	(3,162)
Net realized gain	$20,884,882
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,615,478
Foreign currency	(2,070)
Net change in unrealized appreciation (depreciation)	$3,613,408
Net realized and unrealized gain	$24,498,290
Net increase in net assets from operations	$26,314,521

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$1,816,231	$849,450
Net realized gain from investment transactions and foreign currency transactions	20,884,882	2,581,130
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	3,613,408	23,593,390
Net increase in net assets from operations	$26,314,521	$27,023,970
Capital transactions — Contributions	$4,155,045	$8,380,760
Withdrawals	(8,836,409)	(20,616,323)
Net decrease in net assets from capital transactions	$(4,681,364)	$(12,235,563)
Net increase in net assets	$21,633,157	$14,788,407
Net Assets
At beginning of period	$150,562,696	$135,774,289
At end of period	$172,195,853	$150,562,696

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.76	%(2)	0.76%	0.77%	0.76%	0.79%	0.82%
Expenses after custodian fee reduction(1)	0.76	%(2)	0.76%	0.77%	0.76%	0.79%	0.82%
Net investment income (loss)	2.27	%(2)	0.59%	0.10%	(0.06)%	(0.54)%	(0.58)%
Portfolio Turnover	75%		181%	217%	239%	224%	225%
Total Return(3)	17.81%		20.69%	8.71%	4.60%	34.80%	(12.80)%
Net assets, end of period (000's omitted)	$172,196		$150,563	$135,774	$108,894	$86,988	$48,896

(1)  The advisor voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average net assets for 2006 and 2004, respectively).

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 41.3% and 58.6% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Globaal Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at net asset value per share on the valuation date. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Securities Sold Short — The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $520,558, of which $22,137 was allocated from Cash Management and $498,421 was paid or accrued directly by the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $116,903,738 and $115,940,757, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007 as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,370,408
Gross unrealized appreciation	$42,803,871
Gross unrealized depreciation	(1,944,172)
Net unrealized appreciation	$40,859,699

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2007, the Portfolio had a balance outstanding

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

pursuant to this line of credit of $400,000. The Portfolio did not have any significant borrowings or allocated fees furing the six months ended April 30, 2007.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007 there were no outstanding obligations under these financial instruments.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $995,442 for the six months ended April 30, 2007. At April 30, 2007, the value of the securities loaned and the value of the collateral amounted to $41,304,920 and $43,238,478, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Multi-Cap Opportunity Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Multi-Cap Opportunity Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Investment Adviser of Tax-Managed Multi-Cap Opportunity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

824-6/07  TMCAPSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Opportunities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	June 13, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 13, 2007